Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000015080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 11,159	$ 11,587	$ 12,209	$ 12,185	$ 13,494	$ 12,128	$ 12,997	$ 14,903	$ 16,169	$ 17,115
C000015076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,530		10,613	10,996	11,545	11,509	12,717	11,415	12,199	13,953	15,100	15,919
C000015185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,574		9,968	9,909	10,828	11,410	12,042	10,807	11,101	12,327	13,047	13,642
C000151934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		10,453	10,425	11,431	12,094	12,805	11,531	11,887	13,228	14,063	14,740
C000015189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,444	10,406	11,399	12,049	12,746	11,462	11,803	13,138	13,942	14,598
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
Lipper High Yield Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Classification Average
Bloomberg U S Corporate High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index
Accumulated Value	$ 10,000		$ 10,862	$ 11,232	$ 11,968	$ 12,525	$ 13,794	$ 12,331	$ 13,218	$ 14,874	$ 16,102	$ 16,889
Lipper Multi Sector Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Multi-Sector Income Funds Classification Average